Share capital, warrants and common share purchase options and redeemable common shares (Details 1) (USD $)							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Warrant One [Member]	Dec. 31, 2012 Warrant Two [Member]	Dec. 31, 2012 Maximum [Member] Warrant One [Member]	Dec. 31, 2012 Minimum [Member] Warrant One [Member]
Warrants Exercise Price (in dollars per share)									$ 1.00	$ 0.75
Warrants Outstanding	210,000	[1]	280,000	[1]	280,000	[1]	210,000	210,000
Warrants Exerciseable							110,000	110,000
Warrants Outstanding Weighted Average Remaining Contractual Term							3 months 11 days	3 months 11 days

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).